Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of profit or loss and other comprehensive income [abstract]
REVENUES (note 23)	$ 15,549	$ 15,550
EXPENSES
Operating expenses (note 22, 23)	(14,436)	(15,579)
Exploration and evaluation (note 23)	(15,238)	(15,457)
General and administrative (note 23)	(7,811)	(7,189)
Impairment (expense) (note 12)	0	(6,086)
Other income (expense) (note 22)	2,970	(6,234)
Total expenses before finance charges, equity accounting and tax	(34,515)	(50,545)
Loss before finance charges, equity accounting	(18,966)	(34,995)
Finance expense (note 22)	(4,125)	(3,653)
Equity share of income (loss) of associate (note 10)	(426)	277
Loss before taxes	(23,517)	(38,371)
Income tax recovery (note 17): Deferred	5,376	8,294
Net loss for the period	(18,141)	(30,077)
Items that may be reclassified to loss:
Foreign currency translation change	7	(13)
Comprehensive loss for the period	$ (18,134)	$ (30,090)
Basic and diluted net income (loss) per share:
All operations	$ (0.03)	$ (0.05)
Weighted-average number of shares outstanding (in thousands):
Basic and diluted	590,343	564,976